Derivative financial instruments and hedge accounting - Hedging derivative instruments (Details) - Cash flow hedge derivatives € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Derivative financial instruments and hedge accounting
Nominal amount of the hedging instrument	3,424	3,599
Change in fair value (effective hedge)	€ (1,418)	€ 398
Change in fair value (ineffective hedge)	€ (2)	€ 0
Commodity price risk | Over the counter contract
Derivative financial instruments and hedge accounting
Nominal amount of the hedging instrument	2,179	3,528
Change in fair value (effective hedge)	€ (1,357)	€ 404
Change in fair value (ineffective hedge)	€ (2)	€ 2
Commodity price risk | Futures contract
Derivative financial instruments and hedge accounting
Nominal amount of the hedging instrument	1,245	71
Change in fair value (effective hedge)	€ (61)	€ (6)
Change in fair value (ineffective hedge)	€ 0	€ (2)